Consolidated Statements of Shareholders' Equity (EUR €) In Thousands, except Share data, unless otherwise specified		Total		Issued and Outstanding Shares [Member]		Share Premium [Member]	Treasury Shares at Cost [Member]	Retained Earnings [Member]	Accumulated OCI [Member]
Beginning Balance at Dec. 31, 2011		€ 3,444,154		€ 38,354		€ 473,043	€ (416,417)	€ 3,270,703	€ 78,471
Beginning Balance, shares at Dec. 31, 2011	[1]			413,669,000
Components of comprehensive income:
Net income		1,146,316						1,146,316
Foreign currency translation		8,063							8,063
Gain (Loss) on financial instruments, net of taxes		(7,547)							(7,547)
Total comprehensive income, net of taxes		1,146,832						1,146,316	516
CCIP:
Issuance of shares		3,977,368		8,691		3,968,677
Issuance of shares, shares	[1]			96,566,000
Fair value differences	[2]	(123,416)				(123,416)
Capital Repayment	[3]	(3,728,324)	[4]	(8,691)		(3,845,261)	125,628
Capital repayment, shares	[1]			(93,411,000)
Purchase of treasury shares		(535,373)		(198)			(535,175)
Purchase of treasury shares, shares	[1]			(13,478,000)
Cancellation of treasury shares				(1,030)			294,752	(293,722)
Share-based payments		18,714				18,714
Issuance of shares		53,714		344		(10,222)	66,638	(3,046)
Issuance of shares, shares	[1]			3,819,000
Dividend paid		(188,892)						(188,892)
Tax benefit from share-based payments		2,116				2,116
Ending Balance at Dec. 31, 2012		4,066,893		37,470		483,651	(464,574)	3,931,359	78,987	[5]
Ending Balance, shares at Dec. 31, 2012		407,165,221		407,165,221	[1]
Components of comprehensive income:
Net income		1,015,490						1,015,490
Foreign currency translation		(113,779)							(113,779)
Gain (Loss) on financial instruments, net of taxes		(7,646)							(7,646)
Total comprehensive income, net of taxes		894,065						1,015,490	(121,425)
CCIP:
Fair value differences	[6]	20,956				20,956
Purchase of treasury shares		(300,000)					(300,000)
Purchase of treasury shares, shares	[1]			(4,614,000)
Cancellation of treasury shares				(854)			349,261	(348,407)
Share-based payments	[7]	95,895				95,895
Issuance of shares	[8]	2,357,593		3,476		2,309,250	50,611	(5,744)
Issuance of shares, shares	[1]			38,301,000
Dividend paid		(216,085)						(216,085)
Tax benefit from share-based payments		3,110				3,110
Ending Balance at Dec. 31, 2013		6,922,427		40,092		2,912,862	(364,702)	4,376,613	(42,438)	[5]
Ending Balance, shares at Dec. 31, 2013		440,852,334		440,852,334	[1]
Components of comprehensive income:
Net income		1,196,640						1,196,640
Foreign currency translation		230,388							230,388
Gain (Loss) on financial instruments, net of taxes		24,066							24,066
Total comprehensive income, net of taxes		1,451,094						1,196,640	254,454
CCIP:
Fair value differences	[6]	28,086				28,086
Purchase of treasury shares		(700,000)					(700,000)
Purchase of treasury shares, shares	[1]			(9,981,000)
Cancellation of treasury shares				(852)			610,698	(609,846)
Share-based payments		63,380				63,380
Issuance of shares		11,593		186		(6,250)	64,561	(46,904)
Issuance of shares, shares	[1]			2,064,000
Dividend paid		(267,962)						(267,962)
Tax benefit from share-based payments		3,972				3,972
Ending Balance at Dec. 31, 2014		€ 7,512,590		€ 39,426		€ 3,002,050	€ (389,443)	€ 4,648,541	€ 212,016	[5]
Ending Balance, shares at Dec. 31, 2014		432,935,288		432,935,288	[1]

[1]	As of December 31, 2014, the number of issued shares was 438,073,643. This includes the number of issued and outstanding shares of 432,935,288 and the number of treasury shares of 5,138,355. As of December 31, 2013, the number of issued shares was 446,822,452. This includes the number of issued and outstanding shares of 440,852,334 and the number of treasury shares of 5,970,118. As of December 31, 2012, the number of issued shares was 419,852,467. This includes the number of issued and outstanding shares of 407,165,221 and the number of treasury shares of 12,687,246.
[2]	The difference between the fair value of the shares and the subscription price of the shares issued to the Participating Customers in the CCIP.
[3]	In 2012, as part of the capital repayment, EUR 3,728.3 million of shareholders' equity was returned to our shareholders (excluding Participating Customers in the CCIP) and the number of shares was reduced by 23 percent. See Note 26.
[4]	The difference of EUR 125.6 million between the capital repayment of EUR 3,728.3 million and the net proceeds from issuance of shares of EUR 3,853.9 million relates to the capital repayment on ASML's treasury shares which was part of the synthetic share buyback in November 2012.
[5]	As of December 31, 2014, accumulated OCI, net of taxes, consists of EUR 200.1 million relating to foreign currency translation gain (2013: EUR 30.2 million loss; 2012: EUR 83.5 million gain) and EUR 11.9 million relating to unrealized gains on financial instruments (2013: EUR 12.2 million losses; 2012: EUR 4.5 million losses).
[6]	In 2014, EUR 28.1 million (2013: EUR 21.0 million) is recognized to increase equity to the fair value of the shares issued to the Participating Customers in the CCIP. The portion of the NRE funding allocable to the shares is recognized over the NRE Funding Agreements period (2013-2017).
[7]	Share-based payments include an amount of EUR 43.5 million in relation to the fair value compensation of unvested equity awards exchanged as part of acquisition of Cymer.
[8]	Issuance of shares includes 36,464,576 ordinary shares issued in relation to the acquisition of Cymer for a total fair value of EUR 2,346.7 million.